ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (1,122,198)	$ (249,566)	$ (2,539,498)	$ (659,246)
Net Loss Per Share:
Basic and Diluted	$ (0.06)	$ (0.02)	$ (.15)	$ (.05)
Weighted average number of shares used in computing basic and diluted net loss per share:
Basic	17,847,740	15,983,273	16,589,633	13,336,309
Diluted	17,847,740	15,983,273	16,589,633	13,336,309